Warrant Liability - Summary of Warrant Liability (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Warrant Liability [Abstract]
Beginning balance	£ 1,006	£ 1,346
Issued during the year	131	376	£ 1,292
Movement during the year	(1,006)	(716)	54
Ending balance	£ 131	£ 1,006	£ 1,346